Employee benefits	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
Employee benefits	Employee benefits
The Group offers a combination of fixed and variable compensation, each part of the mix defined based on the nature, scope and seniority of the different job positions, aligned to market practices.
Fixed compensation is payable in cash while variable compensation is paid in cash and/or by granting share-based instruments (as described below). Whereas the variable compensation for sales and operations teams is paid monthly or quarterly in cash, other teams are paid on an annual basis, which consists of a combination of cash payments (“cash bonus”) and share-based instruments with a four-year vesting schedule (“equity bonus”). The Group may also grant incentives as part of a hiring package to attract specific talent to the senior management team.
The Group has occasionally granted share-based instruments on an individual or collective basis to reward extraordinary performance (Special Recognition Equity Awards). Such special recognition equity awards are not part of the goals-based variable compensation but rather are granted unilaterally by the Group and have a vesting schedule and /or performance conditions defined on an ad-hoc basis.
The annual “equity bonus”, hiring bonus and special recognition equity awards are part of the Long-Term Incentive Plan (¨LTIP¨) that enables the grant of share-based instruments to employees and other service providers with respect to the Class A common shares.
20.1. Accounting policy
20.1.1. Short-term obligations
Liabilities in connection with short-term employee benefits are measured on a non-discounted basis and are expensed as the related service is provided.
The liability is recognized for the expected amount to be paid under the plans of cash bonus or short-term profit sharing if the Group has a legal or constructive obligation of paying this amount due to past service provided by employees and the obligation may be reliably estimated.
20.1.2. Share-based payment
The Group has equity settled share-based payment instruments, under which management grants shares to employees and non-employees depending on the strategy described above.
The cost of equity-settled transactions with employees is measured using their fair value at the date they are granted. The cost is expensed together with a corresponding increase in equity over the service period when the performance conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date up to the vesting date reflects the extent to which the vesting period has elapsed and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement of profit or loss for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.
Service and non-market performance conditions are not taken into account when determining the grant date fair value of the instruments, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an instrument, but without an associated service requirement, are considered to be non-vesting conditions.
The dilutive effect of outstanding share-based instruments is reflected as additional share dilution in the computation of diluted earnings per share (Note 16).
20.1.3. Profit-sharing and bonus plans
The Group recognizes a liability and an expense for bonuses and profit-sharing. Bonus and profit-sharing payable in cash for each individual is determined based on the following factors: corporate goals, department goals and individual performance assessment. The Group recognizes a provision where contractually obliged or where there is a past practice that has created a constructive obligation.
20.2. Significant judgments, estimates and assumptions
20.2.1. Share-based payment
Estimating fair value for share-based instruments requires determination of the most appropriate valuation model and underlying assumptions, which depends on the terms and conditions of the grant and the information available at the grant date.
The Group uses the following methodologies to estimate fair value:
•estimation of fair value based on equity transactions with third parties close to the grant date; and
•other valuation techniques including option pricing models such as Black-Scholes;
These estimates also require determination of the most appropriate inputs to the valuation models including assumptions regarding the expected life of a share option or appreciation right, expected volatility of the price of the Group’s shares and expected dividend yield.
20.3. Employee benefits expenses

	2024	2023	2022

Wages and salaries	2,107,677	1,923,480	1,727,760
Social security costs	460,311	335,081	353,789
Profit-sharing and annual cash bonus	171,931	221,289	213,942
Share-based payments	232,672	251,239	213,076
	2,972,591	2,731,089	2,508,567
20.4. Share-based payment plans
As detailed further below the Group has primarily two types of share-based instruments: Restricted Share Units (¨RSU¨) and Performance Share Units (¨PSU¨).
The Group goal-based annual equity bonus is granted entirely through RSUs for approximately 1,600 employees (10.6% of total employees). The special recognition equity awards are usually granted through a combination of RSUs and PSUs and about 200 employees (1.3% of total employees) currently have instruments outstanding.
While the majority of RSUs vesting is conditional only to a time condition, a small part vests also depending on certain Group level performance goals. Whereas all PSUs vesting are conditional to market conditions, namely Total Shareholder Return measured based on the quoted market price of the shares of StoneCo at the vesting date.
On December 31, 2024, 24,686 vested RSUs were pending settlement by issuance of shares (December 31, 2023 - R$ null).
The table below outlines the different type of instruments outstanding and changes for the years ended as of December 31, 2024, 2023 and 2022.

	Equity
	RSU	PSU	Options	Total
Number of shares
Balance as of December 31, 2022	11,507,221	7,320,367	45,159	18,872,747
Granted	5,293,655	1,141,273	—	6,434,928
Vested	(2,149,169)	—	—	(2,149,169)
Cancelled	(2,222,150)	(156,592)	—	(2,378,742)
Balance as of December 31, 2023	12,429,557	8,305,048	45,159	20,779,764
Granted	3,649,962	1,329,735	—	4,979,697
Vested (a)	(1,340,877)	—	—	(1,340,877)
Cancelled	(2,034,864)	(3,743,400)	(1,386)	(5,779,650)
Balance as of December 31, 2024	12,703,778	5,891,383	43,773	18,638,934
(a)The Group delivered 1,017,725 treasury shares for the plan beneficiaries after withholding taxes.
20.4.1. Restricted share units ("RSU")
RSUs have been granted to certain key employees under the LTIP to incentivize and reward such individuals. These awards are equity-classified for accounting purposes and may be granted as part of the annual equity bonus and also as special recognition equity awards (Note 20.4), with a remaining weighted average vesting period of 2 years, subject to and conditioned upon the achievement of certain targets which are generally solely service conditions. Assuming these conditions are met, awards are settled through Class A common shares. If the applicable conditions are not achieved, the awards are forfeited for no consideration.
Information on the restricted shares is summarized below (amounts in R$):

	RSU
Granted year	Vesting period	Weighted average fair value (a)	Weighted average remaining expected life (years)	Number of Outstanding Awards

2018(b)	From 4 to 9 years of service	R$ 88.80	1.54	1,043,339
2019	From 5 to 10 years of service	R$ 136.08	1.67	5,114
2020	From 5 to 10 years of service	R$ 163.18	3.12	170,257
2021	From 1 to 10 years of service	R$ 348.49	3.68	451,626
2022	From 1 to 10 years of service	R$ 49.56	1.57	4,457,979
2023	From 1 to 9 years of service	R$ 52.22	1.99	3,347,500
2024	From 1 to 8 years of service	R$ 76.50	2.27	3,227,963
				12,703,778

(a)Determined based on the fair value of the equity instruments granted and the exchange rate, both at the grant date.
(b)All performance conditions related with this grant were already satisfied.
20.4.2.    Performance share units ("PSU")
PSUs are equity classified for accounting purposes and the vast majority have been granted as part of special recognition equity awards (Note 20.4), with a remaining weighted average vesting period of 3.3 years. PSU grants beneficiaries the right to receive shares if the Group reaches minimum levels of total shareholder return (“TSR”) for a specific period. As detailed in Note 20.4.2.1, during 2024 some awards were modified to include an internal financial metric. If the minimum performance condition is not met the PSUs will not be delivered.
The fair value of the instruments is estimated at the grant date using the Black-Scholes-Merton pricing model, considering the terms and conditions on which the PSUs were granted, and the related expense is recognized over the vesting period. The performance condition is considered for estimating the grant-date fair value and of the number of PSUs expected to be issued, based on historical data and current expectations and is not necessarily indicative of performance patterns that may occur.
The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the PSUs is indicative of future trends, which may not necessarily be the actual outcome. The main two inputs to the model were: Risk–free interest rate and annual volatility, based on the historical stock price of the Company and relevant peers. To estimate the number of awards that are considered vested for accounting purposes the calculation considers exclusively whether the service condition is met but TSR target attainment is ignored. If TSR targets are ultimately not achieved the expense will be recognized and not reversed for those PSUs for which the service condition was met.
Information on the performance shares is as follows (amounts in R$);

	PSU
Granted year	Vesting conditions	Weighted average fair value		Volatility	Risk-free rate	Weighted average remaining expected life (years)	Number of Outstanding Awards

2022	From 1 to 5 years of service and achievement of a specified TSR	R$	2.71	76.5% to 83.3%	2.18%to 4.34%	3.17	3,719,167
2023	From 1.4 to 5.3 years of service and achievement of a specified TSR	R$	4.06	73.8% to 83.4%	3.95% to 5.60%	3.22	842,481
2024	From 1 to 5 years of service and achievement of a specified TSR	R$	11.64	42.7% to 77.9%	3.72% to 5.32%	3.7	1,329,735
							5,891,383
20.4.2.1 Modification of Performance share units ("PSU")
In 2024, the Group made modifications to 3,880,096 PSU awards. The modification introduces alternative conditions as market performance for some PSU awards, and also considers an internal financial metric (adjusted by any potential capital distributions) to all of them. This change results in a higher fair value for each award, as measured by the Group through the assessment of both original and modified award fair values at the modification date, leading to an incremental fair value. This modification was also accompanied by an extension of the vesting periods, leading to a weighted average increase of one year in the vesting timeline for the PSU awards.
The fair value of the instruments was estimated on the modified date based on: i) the fair value of equity instruments and the exchange rate, both as of the modified date, and ii) the Black-Scholes-Merton pricing model, which had two inputs: risk–free interest rate and annual volatility, based on Company’s historical stock price.
The average incremental fair value of the modified awards is R$ 13.74, resulting in an impact of R$ 22,267 in 2024.
20.4.3. Options
The Group has granted awards as stock options with an exercise date between three and ten years and a fair value estimated at the grant date based on the Black-Scholes-Merton pricing model.
Information on the stock options is summarized as follows (amounts in R$ and in USD):

	Options
Granted year	Vesting period	Weighted average fair value	Volatility	Remaining expected life (years)	Exercisable at year end	Exercise price	Number of Outstanding Awards

2018	From 5 to 10 years of service	R$ 59.59	50.00%	0.5 to 5.5	12,657	USD 24.00	38,613
2019	From 3 to 5 years of service	R$ 81.71	69.80%	1.5	1,935	USD 30.00	5,160
							43,773
20.4.4. Share-based payment expenses
The total expense, including taxes and social charges, recognized as Other income (expenses), net for the programs was R$232,672 (2023 - R$ 251,239 and 2022 - R$ 213,076).
20.5. Labor and social security liabilities

	December 31, 2024	December 31, 2023

Accrued annual payments and related social charges	494,706	435,915
Labor liabilities and related social charges	123,154	114,135
Total labor and social security liabilities	617,860	550,050
Current	578,345	515,749
Non-current	39,515	34,301